Summary of Significant Accounting Policies - Amortization Periods (Table) (Details)	12 Months Ended
Dec. 31, 2016
Trade name
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	21 years
Favorable lease terms
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	12 years
Customer relationships
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	20 years
Minimum | Port terminal operating rights
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	20 years
Maximum | Port terminal operating rights
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	45 years